SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2025
EBP Japan
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash in bank
Amounts shown as cash in bank are uninvested funds held by the Plan that are to be invested in Stock the following month.
Investment in stock
Investment in stock is recognized and derecognized on trade date accounting when the purchase or sale of an investment is under a contract whose terms require delivery of the investment within the timeframe established by the market concerned.
At the end of each reporting period, investment in stock is stated at fair value, with any resultant gain or loss recognized in the statements of changes in net assets available for benefits. Fair value is determined using quoted market prices.
The Plan derecognizes its investment in stock when the contractual rights to the cash flows from that investment expire; or when the Plan transfers all the risks and rewards of ownership of the asset to another entity. The difference between the carrying amount of the financial asset derecognized and the consideration received, or receivable is recognized in the statements of changes in net assets available for benefits.
Net appreciation or depreciation in fair value of investments
Net appreciation or depreciation includes realized gains and losses on investments that were both purchased and sold during the period as well as unrealized appreciation or depreciation of the investments held at year end.
Dividend income
Dividend income from investments is recognized when the shareholders’ rights to receive payment have been established. Dividends are recorded on the ex-dividend date; net of any U.S. withholding taxes.
Expenses of the plan
Investment administrative expenses and all other fees and expenses are recognized in the statements of changes in net assets available for benefits when incurred.

Administration commissions and consumption tax are payable by the Companies to Daiwa. Purchase fees are charged to the Association depending on the monthly purchase amount and the Association deducts the purchase fees from the total participant contributions. Bank transfer fees and sales commissions are payable by the participants to Daiwa, depending on the amount of shares sold.
Foreign currency transactions and translation
Transactions in currencies other than Japanese Yen are recorded at the rates of exchange prevailing on the dates of the transactions. At the end of each reporting period, monetary assets that are denominated in foreign currencies are retranslated at the rates prevailing at the end of the reporting period. Non-monetary assets carried at fair value that are denominated in foreign currencies are translated at the rates prevailing at the date the fair value was determined.